DISCONTINUED OPERATIONS - Statement of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Statement of operations and cash flows of discontinued operations
Net income (loss) from discontinued operations	¥ 15,222	$ 2,144	¥ (38,464)	¥ 1,473,489
Held for sale | Store+ And Best Express
Statement of operations and cash flows of discontinued operations
Revenue				16,334,363
Cost of revenue				(17,313,107)
Gross loss				(978,744)
Selling expenses				(364,917)
General and administrative expenses			(31,617)	(530,479)
Research and development expenses				(51,465)
Other operating income				243,391
Total operating expenses			(31,617)	(703,470)
Loss from discontinued operations			(31,617)	(1,682,214)
Interest income				15,099
Interest expenses				(32,613)
Foreign exchange loss				(2,367)
Gains on disposal				3,179,323
Other income	15,222	2,144		37,570
Other expense			(6,847)	(41,309)
Income (Loss) before income taxes	15,222	2,144	(38,464)	1,473,489
Net income (loss) from discontinued operations	¥ 15,222	$ 2,144	¥ (38,464)	¥ 1,473,489